Consolidated Statements of Operations and Comprehensive Income/(Loss) (Parenthetical)	Oct. 31, 2024	Jun. 08, 2022
Income Statement [Abstract]
Stockholders' Equity, Reverse Stock Split	16 for 1	(ii) a reverse split of the Company’s outstanding ordinary shares at a ratio of 1-for-11.25 shares, and (iii) a reverse split of the Company’s authorized and unissued preferred shares at a ratio of 1-for-11.25 shares.